Share-based compensation plans (Equity-settled and cash-settled) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses under equity settled plans	$ 8,152	$ 6,859
Expenses (recoveries) under cash-settled plans	59,225	24,369
Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses under equity settled plans	0	45
Performance Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses (recoveries) under cash-settled plans	22,013	11,221
Restricted Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses under equity settled plans	3,692	3,273
Expenses (recoveries) under cash-settled plans	19,045	9,342
Employee Share Ownership Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses under equity settled plans	4,460	3,541
Deferred Share Unit Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses (recoveries) under cash-settled plans	15,447	2,811
Phantom Stock Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses (recoveries) under cash-settled plans	1,908	751
Phantom Restricted Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses (recoveries) under cash-settled plans	$ 812	$ 244